SUPPLEMENT TO FIDELITY'S NEW JERSEY MUNICIPAL FUNDS
JANUARY 25, 1999
STATEMENT OF ADDITIONAL INFORMATION

   THE FOLLOWING REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "INVESTMENT LIMITATIONS OF SPARTAN NEW JERSEY MUNICIPAL MONEY MARKET FUND" IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION BEGINNING ON PAGE 2.

   (ii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (5)).

   THE FOLLOWING REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "INVESTMENT LIMITATIONS OF FIDELITY NEW JERSEY MUNICIPAL MONEY MARKET FUND" IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION BEGINNING ON PAGE 2.

   (ii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (5)).

   THE FOLLOWING REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "INVESTMENT LIMITATIONS OF SPARTAN NEW JERSEY MUNICIPAL INCOME FUND" IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION BEGINNING ON PAGE 2.

   (iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)).

THE FOLLOWING REPLACES SIMILAR INFORMATION FOUND IN THE "PERFORMANCE" SECTION BEGINNING ON PAGE 19.

HISTORICAL BOND FUND RESULTS. The following table shows the fund's yield, tax-equivalent yield and return for the fiscal periods ended November 30, 1998.

The tax-equivalent yields for Spartan New Jersey Municipal Money Market, New Jersey Municipal Money Market and Spartan New Jersey Municipal Income are based on a combined federal and state income tax rate of 40.08% and reflect that, as of November 30, 1998, 6.95%, 9.36% and 0.00%, respectively, of the funds' income was subject to state taxes. Note that each fund may invest in securities whose income is subject to the federal alternative minimum tax.


                                                                      Average Annual Returns

                              Seven-Day Yield  Tax- Equivalent Yield  One Year                Five Years  Life of Fund*

Spartan NJ Muni Money Market   2.84%            4.72%                  3.06%                   3.15%       3.38%




                              Cumulative Returns

                              One Year            Five Years  Life of Fund*

Spartan NJ Muni Money Market   3.06%               16.75%      33.09%


* From May 1, 1990 (commencement of operations).
Note: If FMR had not reimbursed certain fund expenses during these periods, the fund's returns would have been lower.

                                                              Average Annual Returns                 Cumulative Returns

                      Seven-Day Yield  Tax- Equivalent Yield  One Year        Five Years  Ten Years  One Year

NJ Muni Money Market   2.72%            4.51%                  2.93%          2.88%       3.55%      2.93%



                      Cumulative Returns

                      Five Years  Ten Years

NJ Muni Money Market   15.25%      41.76%


Note: If FMR had not reimbursed certain fund expenses during these periods, the fund's returns would have been lower.

                                                                 Average Annual Returns

                        Thirty-Day Yield  Tax- Equivalent Yield  One Year                Five Years  Ten Years

Spartan NJ Muni Income   4.02%             6.71%                  6.96%                   5.74%       7.95%



                        Cumulative Returns

                        One Year            Five Years  Ten Years

Spartan NJ Muni Income   6.96%               32.20%      114.83%


Note: If FMR had not reimbursed certain fund expenses during these periods, the fund's returns would have been lower.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "TRANSFER AND SERVICE AGENT AGREEMENTS" SECTION BEGINNING ON PAGE 33.

TRANSFER AND SERVICE AGENT AGREEMENTS

   Each fund has entered into a transfer agent agreement with Citibank, N.A., which is located at 111 Wall Street, New York, New York. Under the terms of the agreements, Citibank, N.A. provides transfer agency, dividend disbursing, and shareholder services for each fund. Citibank, N.A. in turn has entered into sub-transfer agent
agreements with     FSC   , an affiliate of FMR. Under the terms of
the sub-agreements,     FSC    performs all processing activities
associated with providing these services for each fund and receives all related transfer agency fees paid to Citibank, N.A.

   THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE EIGHTH PARAGRAPH IN THE "TRANSFER AND SERVICE AGENT AGREEMENTS"
SECTION ON PAGE 33.

   In addition, Citibank, N.A. receives the pro rata portion of the transfer agency fees applicable to shareholder accounts in a qualified state tuition program (QSTP), as defined under the Small Business Job Protection Act of 1996, managed by FMR or an affiliate and each Fidelity Freedom Fund, a fund of funds managed by an FMR affiliate, according to the percentage of the QSTP's or Freedom Fund's assets that is invested in a fund.

   THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE TENTH PARAGRAPH IN THE "TRANSFER AND SERVICE AGENT AGREEMENTS" SECTION ON PAGE 34.

   Each fund has also entered into a service agent agreement with Citibank, N.A. Under the terms of the agreements, Citibank, N.A. provides pricing and bookkeeping services for each fund. Citibank, N.A. in turn has entered into sub-service agent agreements with FSC. Under the terms of the sub-agreements, FSC performs all processing activities associated with providing these services, including calculating the NAV and dividends for each fund and maintaining each fund's portfolio and general accounting records, and receives all related pricing and bookkeeping fees paid to Citibank, N.A.

   THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "DESCRIPTION OF THE TRUSTS" SECTION BEGINNING ON PAGE 34.

       CUSTODIAN.    Citibank, N.A., 111 Wall Street, New York, New
York, is custodian of the assets of the funds. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies.

   THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 25.

   *EDWARD C. JOHNSON 3d (68), Trustee and President, is Chairman, Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Investments Money Management, Inc. (1998), Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc. Abigail Johnson, Member of the Advisory Board of Fidelity Court Street Trust and Fidelity Court Street Trust II, is Mr. Johnson's daughter.


COMPENSATION TABLE



Trustees and Members of the  Aggregate Compensation from    Aggregate Compensation from     Aggregate Compensation from
Advisory Board               Spartan NJ Muni Money MarketB  Fidelity NJ Muni Money MarketB  Spartan NJ Muni IncomeB

Edward C. Johnson 3d**       $ 0                            $ 0                             $ 0

Abigail P. Johnson**         $ 0                            $ 0                             $ 0

J. Gary Burkhead**           $ 0                            $ 0                             $ 0

Ralph F. Cox                 $ 188                          $ 191                           $ 134

Phyllis Burke Davis          $ 187                          $ 190                           $ 133

Robert M. Gates              $ 189                          $ 193                           $ 135

E. Bradley Jones             $ 188                          $ 191                           $ 134

Donald J. Kirk               $ 191                          $ 195                           $ 137

Peter S. Lynch**             $ 0                            $ 0                             $ 0

William O. McCoy             $ 189                          $ 193                           $ 135

Gerald C. McDonough          $ 233                          $ 237                           $ 166

Marvin L. Mann               $ 186                          $ 190                           $ 133

Robert C. Pozen**            $ 0                            $ 0                             $ 0

Thomas R. Williams           $ 189                          $ 193                           $ 135




Trustees and Members of the  Total Compensation from the
Advisory Board               Fund Complex*,A

Edward C. Johnson 3d**       $ 0

Abigail P. Johnson**         $ 0

J. Gary Burkhead**           $ 0

Ralph F. Cox                 $ 223,500

Phyllis Burke Davis          $ 220,500

Robert M. Gates              $ 223,500

E. Bradley Jones             $ 222,000

Donald J. Kirk               $ 226,500

Peter S. Lynch**             $ 0

William O. McCoy             $ 223,500

Gerald C. McDonough          $ 273,500

Marvin L. Mann               $ 220,500

Robert C. Pozen**            $ 0

Thomas R. Williams            $223,500


   * Information is for the calendar year ended December 31, 1998 for 237 funds in the complex.

** Interested Trustees of the funds,    Ms. Johnson     and Mr.
Burkhead are compensated by FMR.

   A Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 1998, the Trustees accrued required deferred compensation from the funds as follows:
Ralph F. Cox, $75,000; Phyllis Burke Davis, $75,000; Robert M. Gates, $75,000; E. Bradley Jones, $75,000; Donald J. Kirk, $75,000; William
O. McCoy, $75,000; Gerald C. McDonough, $87,500; Marvin L. Mann, $75,000; and Thomas R. Williams, $75,000. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation as follows: Ralph F. Cox, $55,039; William O. McCoy, $55,039; Marvin L. Mann, $55,039 and Thomas R. Williams, $63,433.

   B Compensation figures include cash.

   THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 25.

   ABIGAIL P. JOHNSON (37), Member of the Advisory Board of Fidelity Court Street Trust and Fidelity Court Street Trust II (1999), is Vice President of certain Equity Funds (1997), and is a Director of FMR Corp. (1994). Before assuming her current responsibilities, Ms. Johnson managed a number of Fidelity funds. Edward C. Johnson 3d, Trustee and President of Funds, is Ms. Johnson's father.